FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Impacts of the Coronavirus pandemic (COVID-19) (Details) R$ in Thousands		1 Months Ended	12 Months Ended
	Aug. 12, 2020 BRL (R$)	Aug. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) installment
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Number of installments for payments offered to customers, pursuant to COVID-19 | installment			10
Prepaid supplies pursuant to COVID-19			R$ 2,000,000
Emergency benefit payment received by company's employees, pursuant to COVID-19			R$ 34,500
Fistel taxes paid	R$ 416,475	R$ 416,500